Financial Risks	12 Months Ended
Dec. 31, 2021
Financial Risks
Financial Risks

Note 21 Financial Risks

Through its operations, the Group is exposed to a variety of financial risks: credit risk, market risk (currency risk, interest rate risk and other price risk), refinancing risk, liquidity risk and external risk. The Group’s overall risk management focuses on the unpredictability of the financial markets and it endeavors to minimize potentially unfavorable effects on the Group’s financial results.

The Group’s financial transactions and risks are managed centrally through the Group’s CFO and CEO. The overall objective for financial risks is to provide cost-efficient financing and liquidity management and to ensure that all payment commitments are managed in a timely manner.

The Board prepares written policies for both the overall risk management and for specific areas, such as credit risks, currency risks, interest rate risks, refinancing risks, liquidity risks and the use of derivative instruments and investment of surplus liquidity.

Credit Risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument, leading to a financial loss for the Group. The Group’s exposure to credit risk is limited to deposits with banks with high credit ratings, which means the Group is of the opinion that there is no material credit risk, and accordingly no provision for credit risk is recognized.

Credit risk accounts receivable

The payment terms amount to 20 business days depending on the counterparty.

Days past due, but not impaired, receivables on the closing day is given below. There is no reserve for bad debts and no recognized credit losses.

	December 31,
	2021	2020	2019
Days past due account receivables	—	—	—
Not due account receivables	—	—	46,586
Total	—	—	46,586

The credit quality of receivables that are not past due or written down is deemed to be good. See Note 3 Revenue from Contracts with Customers for further information.

Market Risks

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The type of market risk that impacts the Group is currency risk. The Group does not currently have any loans or holdings that expose the group to interest rate risk or other price risk.

Foreign Currency Risk

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The primary exposure derives from the Group’s purchases in foreign currencies. This exposure is known as transaction exposure. Currency risk is also found in the translation of the assets and liabilities of foreign operations to the Parent Company’s functional currency, known as translation exposure.

Interest Rate Risk

Interest rate risk is the risk that would be adversely impacted by changes in interest rates resulting from increased interest costs. Calliditas exposure to interest rate risk mainly occurs through external loans and cash. Calliditas financing sources primarily consist of equity and borrowings. In the case of interest-bearing borrowings, the Group is exposed to interest rate risk. The Group does not currently have any variable interest rate.

Transaction Exposure

Transaction exposure from contracted payment flows in foreign currency is limited in the Group. Refer to the table below for exposure in each currency.

		Operating
Currency Exposure 2021 (%)	Revenue	Expenses
USD	14%	43%
EUR	86%	36%
GBP	—	3%
SEK	—	18%

		Operating
Currency Exposure 2020 (%)	Revenue	Expenses
USD	100%	35%
EUR	—	36%
GBP	—	6%
SEK	—	23%

		Operating
Currency Exposure 2019 (%)	Revenue	Expenses
USD	100%	22%
EUR	—	54%
GBP	—	3%
SEK	—	21%

As presented in the table above, the Group’s primary transaction exposure is As presented in the table above, the Group’s primary transaction exposure is in Euro and U.S. dollar. A 10% stronger Euro against the Swedish Krona would have a negative impact on profit after tax and equity of approximately SEK 909 (SEK 10,247, SEK 10,246). A 10% stronger U.S. dollar against the Swedish Krona would have a negative impact on profit after tax and equity of approximately SEK 22,402 (SEK 9,979, pos. SEK 14,359).

Translation Exposure

The Group also has translation exposure that arises on the translation of earnings and net assets of foreign subsidiaries to the Swedish Kronor. Translation against U.S. dollar amounted to SEK 18,270 (SEK 1,256 as of December 31, 2021 and 2020. A 10% stronger Swedish Krona against the U.S. dollar would have a positive impact on equity of approximately SEK 1,827 (SEK 126). Translation against Euros amounted to SEK -93,814 (SEK 26,673) as of December 31, 2021 and 2020. A 10% stronger Swedish Krona against Euros would have a positive impact on equity of approximately SEK 9,381 (neg. SEK 2,667).

The Group also has a translation exposure arising from the translation of foreign trade debt to the Swedish Kronor. This exposure amounted to SEK 29,236 (SEK 15,811, SEK 5,866) at the closing date and in U.S. dollars SEK 10,707 (SEK 28,806, SEK 14,817) in Euros. A 10% stronger U.S. dollar against the Swedish Krona would have a negative impact on profit after tax and equity of approximately SEK 2,924 (SEK 1,581, SEK 587). A 10% stronger Euro against the Swedish Krona would have a negative impact on profit after tax and equity of approximately SEK 1,071 (SEK 2,881, SEK 1,482).

Refinancing Risk

Refinancing risk refers to the risk that cash are not available and the risk that financing cannot be secured at a reasonable cost or at all. The Group is currently mainly financed by equity and thus is not exposed to large risk related to external loan financing. However, if the Group would increase the external loan financing, there would be a risk that the Group could not refinance these loans. Accordingly, the primary risks pertain to the risk of not securing additional contributions and investments from the shareholders.

Liquidity Risk

Liquidity risk is the risk that the Group encounters difficulties in meeting its obligations associated with financial liabilities. The Board manages liquidity risks by continuously monitoring cash flow so that it can reduce liquidity risk and ensure its solvency. Given that the Parent Company currently does not have its own earning ability, the Board carries out long-term work with owners and independent investors to ensure that liquidity is available to the Parent Company when a need arises.

The Group’s contractual and undiscounted interest payments and repayments of financial liabilities are presented in the table below. Amounts in foreign currency were translated to SEK at the closing day rate. Financial instruments with variable interest rates were measured at the rate on the closing date. Liabilities were included in the earliest period when repayment is required. For future lease payments see Note 8 Leases.

Maturity analysis

	December 31, 2021
	<6 months	6-12 months	>12 months
Accounts payable	67,971	—	—
Other current liabilities	7,906	4,796	—
Accrued expenses	47,753	5,800	—
Contingent consideration	—	—	54,399

	December 31, 2020
	<6 months	6-12 months	>12 months
Accounts payable	53,827	—	—
Other current liabilities	7,934	1,954	—
Accrued expenses	34,833	6,552	—
Contingent consideration	—	—	48,969

Non-current interest-bearing liabilities

	December 31,
	2021	2020	2019
Opening balance	—	—	—
New borrowings	199,524	—	—
Transaction cost paid	(14,858)	—	—
Interest expense	2,145	—	—
Exchange difference on translation	2,353	—	—
Closing balance	189,164	—	—

In July 2021, Calliditas signed a loan agreement of up to the euro equivalent of 75 million dollar with Kreos Capital. The loan facility is divided into three tranches of 25 million dollar each. Drawdown of the first 25 million dollar tranche was made in September, 2021. Drawdown of the second tranche of 25 million dollar can be made until 30 June 2022. Drawdown of the third and final 25 million dollar tranche can be made until 31 December 2022 and will be available subject to certain revenue milestones and coverage metrics. The interest rate on the loan is 9 % per annum with a maturity to December 2025, which is recognized at Net financial income/ (expenses). The loan has no financial covenants.